ORGANIZATION AND DESCRIPTION OF BUSINESS (Details Narrative) (USD $)	0 Months Ended		12 Months Ended
	Aug. 30, 2011	May 25, 2011	Dec. 31, 2008	Dec. 31, 2012	Sep. 02, 2011	Sep. 01, 2011	Jul. 22, 2011	May 23, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share, Planned Sale, Investments Not Identified, Percentage					66.70%	66.67%
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share, Planned Sale, Investments Not Identified, Value					$ 500,000	$ 500,000
Acquisition of Arrtor Gold interests								100.00%
Issued shares Series B Convertible Preferred stock for acquisition		8,000,000
Shares of common stock issued in acquisition		13,000,000
Shares of common stock issued to Acquisition Sub							76,095,215
Warrants issued to Acquisition Sub							41,566,999
Stock options issued to Acquisition Sub							2,248,000
Shares of common stock issued to Continental							76,095,215
Shares of common stock issued to Continental of total issued							67.00%
Maximum ownership interest in Continental				50.00%
Interest Continental holds in the Company				28.54%
Payments to Acquire Businesses, Gross	12,000,000		550,000
Business Combination, Consideration Transferred, Other	$ 8,000,000